2. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2016	March 31, 2015
Furniture and office equipment, at cost	$394,395	$385,088
Accumulated depreciation	(358,357)	(328,997)
	$36,038	$56,091